Capital [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital | INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	3.28%	2.25%